Revenue (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from Product Sales

Pieris AG has not generated revenue from product sales. Pieris AG has generated revenue pursuant to (i) license and collaboration agreements, which include upfront payments for licenses or options to obtain licenses, payments for research and development services and milestone payments, and (ii) government grants, which are shown in the table below for periods specified:

	Years ended December 31,
	2013	2012
License fees	$5,159,425	$5,773,728
Research and development services	3,591,855	3,794,022
Milestone payments	1,128,630	257,200
Government grants	2,547,382	1,558,372

Total Revenue	$12,427,292	$11,383,322

Revenue Received	Pieris AG received the following amounts:

	Years ended December 31,
	2013	2012
Amounts received	$2,915,559	$—
Revenue from grant	$2,430,358	$1,179,242

Balance Sheet Items Related to FP7 Agreement

The following balance sheet items relate to the FP7 agreement:

	December 31,
	2013	2012
Other current assets (receivables from FP7 grant)	$261,568	$844,719
Cash (restricted cash)	$72,497	$183,311
Deferred revenue	$69,444	$177,396